Investment Managers Series Trust
235 West Galena Street
Milwaukee, Wisconsin 53212

March 31, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for 361 Domestic Long/Short Equity Fund, a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 747 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on March 24, 2016 with an effective date of March 30, 2016 (Accession No. 0001398344-16-011207).

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 385-5777.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake
Investment Managers Series Trust